Vessels, subsidiaries and other property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Vessels, subsidiaries and other property, plant and equipment [Abstract]
Vessel Subsidiaries
The vessels are owned by companies incorporated in the Marshall Islands or the Cayman Islands. The Company directly owns 100% of the vessel subsidiaries. The primary activity of each of the vessel subsidiaries is the ownership and operation of a vessel. In addition, the Company has a vessel-chartering subsidiary and three subsidiaries, DHT Management S.A.M. (Monaco), DHT Management AS (Norway) and DHT Ship Management (Singapore) Pte. Ltd., that perform management services for DHT and its subsidiaries. In addition, the Company directly owns 53% of Goodwood providing technical management services. The following table sets out the details of the vessel subsidiaries included in these consolidated financial statements:

Company	Vessel name	Dwt	Flag State	Year Built
DHT Appaloosa Inc	DHT Appaloosa	318,918	Hong Kong	2018
DHT Mustang Inc	DHT Mustang	317,975	Hong Kong	2018
DHT Bronco Inc	DHT Bronco	317,975	Hong Kong	2018
DHT Colt Inc	DHT Colt	319,713	Hong Kong	2018
DHT Stallion Inc	DHT Stallion	319,713	Hong Kong	2018
DHT Tiger Limited	DHT Tiger	299,629	Hong Kong	2017
DHT Harrier Inc	DHT Harrier	299,985	Hong Kong	2016
DHT Puma Limited	DHT Puma	299,629	Hong Kong	2016
DHT Panther Limited	DHT Panther	299,629	Hong Kong	2016
DHT Osprey Inc	DHT Osprey	299,999	Hong Kong	2016
DHT Lion Limited	DHT Lion	299,629	Hong Kong	2016
DHT Leopard Limited	DHT Leopard	299,629	Hong Kong	2016
DHT Jaguar Limited	DHT Jaguar	299,629	Hong Kong	2015
Samco Iota Ltd	DHT Taiga	318,130	Hong Kong	2012
DHT Opal Inc	DHT Opal	320,105	Hong Kong	2012
Samco Theta Ltd	DHT Sundarbans	318,123	Hong Kong	2012
Samco Kappa Ltd	DHT Redwood	318,130	Hong Kong	2011
Samco Eta Ltd	DHT Amazon	318,130	Hong Kong	2011
DHT Peony Inc	DHT Peony	320,013	Hong Kong	2011
DHT Lotus Inc	DHT Lotus	320,142	Hong Kong	2011
Samco Epsilon Ltd	DHT China	317,794	Hong Kong	2007
Samco Delta Ltd	DHT Europe	317,713	Hong Kong	2007
DHT Bauhinia Inc	DHT Bauhinia	301,019	Hong Kong	2007
Samco Gamma Ltd	DHT Scandinavia	317,826	Hong Kong	2006

Vessels
Vessels

(Dollars in thousands)	Vessels	Drydock	EGCS[1]	Total
Cost
As of January 1, 2023	$1,834,769	$46,617	$51,871	$1,933,258
Additions	94,743	-	-	94,743
Transferred from vessel upgrades	-	11,159	22,758	33,917
Disposals	-	(9,040)	-	(9,040)
As of December 31, 2023	$1,929,513	$48,736	$74,630	$2,052,878

Accumulated depreciation and impairment
As of January 1, 2023	$(602,390)	$(20,792)	$(48,079)	$(671,260)
Charge for the period	(87,688)	(10,784)	(8,477)	(106,948)
Disposals	-	9,040	-	9,040
As of December 31, 2023	$(690,077)	$(22,535)	$(56,556)	$(769,168)

Net book value
As of December 31, 2023	$1,239,435	$26,201	$18,074	$1,283,710

Cost
As of January 1, 2022[2]	$1,979,237	$54,368	$59,311	$2,092,917
Additions	96	(12)	3	86
Transferred from vessel upgrades	1,467	7,223	-	8,690
Disposals	(146,031)	(14,961)	(7,443)	(168,435)
As of December 31, 2022	$1,834,769	$46,617	$51,871	$1,933,258

Accumulated depreciation and impairment
As of January 1, 2022[2]	$(573,817)	$(17,766)	$(33,488)	$(625,071)
Charge for the period	(89,615)	(11,412)	(20,710)	(121,738)
Disposals	61,042	8,387	6,119	75,549
As of December 31, 2022	$(602,390)	$(20,792)	$(48,079)	$(671,260)

Net book value
As of December 31, 2022	$1,232,380	$25,826	$3,793	$1,261,998

Advances for vessel upgrades
As of January 1, 2023	$-	$2,807	$1,776	$4,583
Additions	-	8,362	20,983	29,345
Transferred to vessels	-	(11,159)	(22,758)	(33,917)
As of December 31, 2023	$-	$10	$-	$10

As of January 1, 2022	$232	$140	$-	$372
Additions	1,235	9,890	1,776	12,900
Transferred to vessels	(1,467)	(7,223)	-	(8,690)
As of December 31, 2022	$-	$2,807	$1,776	$4,583

[1]	Exhaust Gas Cleaning Systems (“EGCS”).
[2]
Correction of $72,687 thousand to reflect accurate historic cost and accumulated depreciation for remaining vessels. This correction of historical amounts has no impact on impairment, depreciation, net book value or any other income statements, cash flows or statements of financial position amounts in any of the periods presented.

Other Property, Plant and Equipment
The Company’s other property, plant and equipment line item in the consolidated statement of financial position mainly consists of right-of-use (“ROU”) assets, fixtures, furniture and computer equipment. The ROU assets relate to the Company’s leased office space in Monaco, Norway, Singapore and India where the Company is a lessee.

(Dollars in thousands)	2023	2022
Right-of-use assets	$5,693	$3,626
Other property, plant and equipment	956	1,323
Total other property, plant and equipment	$6,649	$4,949